(4) Line of Credit (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Line of Credit Facility, Initiation Date	May 04, 2012
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,000,000
Line of Credit Facility, Interest Rate Description	prime plus 3.75%; provided, however, that at no time shall the rate be less than seven percent (7.0%) per annum
Line of Credit Facility, Borrowing Capacity, Description	The amount available to us at any given time is the lesser of (a) $2.0 million, or (b) the amount available under our borrowing base (80% of our eligible accounts, minus (1) accrued client lease payables, and minus (2) accrued equipment pool liability)
Line of Credit Facility, Covenant Terms	While there are outstanding credit extensions, we must maintain a minimum balance of unrestricted cash and cash equivalents at Avidbank of at least $400,000, measured on a monthly basis, and our maximum quarterly consolidated adjusted EBITDA loss must not exceed: (i) $1,000,000 for the quarter ended March 31, 2012, (ii) $250,000 for the quarter ending June 30, 2012, (iii) $500,000 for the quarter ending September 30, 2012, and (iv) we must have adjusted EBITDA income of $100,000 for the quarter ending December 31, 2012. We covenanted not to, among other things, (a) dispose of assets (other than in the ordinary course), (b) change our business, (c) change our CEO or CFO, (d) merge or consolidate with any other person, (e) acquire all or substantially all of the capital stock or property of another person, or (f) become liable for any indebtedness (other than permitted indebtedness, as set forth in the Loan and Security Agreement).
Line of Credit
Debt Instrument, Interest Rate, Effective Percentage	7.00%
Warrant Exercise Term, Years	5
Class of Warrant or Right, Outstanding	72,098
Warrant Exercise Price	$ 1.387
Interest Expense, Debt	$ 78,722